Other Receivables (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Advances to staff | ¥		¥ 511	¥ 373
Prepayments to service providers | ¥		3,043	3,142
Rental deposits | ¥		2,242	2,502
Other | ¥		580	482
Other receivables | ¥		¥ 6,376	¥ 6,499
US$ [Member]
Advances to staff | $	$ 72
Prepayments to service providers | $	431
Rental deposits | $	317
Other | $	82
Other receivables | $	$ 902